Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 95,357	$ 14,735	¥ 76,721	¥ 71,513
Bills discounting	49,738	7,686	47,212	36,826
Bank charges	3,877	599	4,945	4,749
Interest on lease liabilities (Note 18)	2,198	340	2,918
Finance costs	¥ 151,170	$ 23,360	¥ 131,796	¥ 113,088